Personnel expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Entity [Table]
Salaries	$ 7,339	$ 7,023	$ 6,518
Variable compensation - performance awards	3,190	3,209	2,755
Variable compensation - other	229	220	246
Financial advisor compensation	4,860	4,091	4,043
Contractors	381	375	381
Social security	978	899	799
Post-employment benefit plans	833	845	787
of which: defined benefit plans	470	502	461
of which: defined contribution plans	363	343	326
Other personnel expenses	576	561	555
Total personnel expenses	18,387	17,224	16,084
Curtailments	80
Increase (decrease) due to modification of deferred compensation awards
Entity [Table]
Variable compensation - performance awards		240
Social security		20
Other personnel expenses		20
Total personnel expenses		280
UBS AG
Entity [Table]
Salaries	5,723	5,535	5,183
Variable compensation - performance awards	2,916	2,953	2,545
Variable compensation - other	196	201	225
Financial advisor compensation	4,860	4,091	4,043
Contractors	142	138	147
Social security	762	704	627
Post-employment benefit plans	582	597	569
of which: defined benefit plans	280	306
of which: defined contribution plans	303	291	278
Other personnel expenses	479	466	461
Total personnel expenses	15,661	14,686	$ 13,801
Curtailments	$ 49
UBS AG | Increase (decrease) due to modification of deferred compensation awards
Entity [Table]
Variable compensation - performance awards		240
Social security		20
Other personnel expenses		10
Total personnel expenses		$ 270